UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Global Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 97.9%
Australia 1.2%
Austal Ltd. (a)	1,356,615	2,822,857
Lynas Corp., Ltd.*	3,497,164	2,404,552

(Cost $4,680,832)		5,227,409
Austria 0.4%
Wienerberger AG* (a) (Cost $1,362,981)	126,212	1,749,995
Bermuda 0.6%
Lazard Ltd. "A" (Cost $2,121,037)	86,700	2,572,389
Brazil 1.3%
Diagnosticos da America SA	354,800	3,411,228
Fleury SA*	185,500	2,151,581

(Cost $3,745,611)		5,562,809
Canada 1.3%
North American Palladium Ltd.*	374,300	1,246,419
SunOpta, Inc.*	871,400	4,383,142

(Cost $9,734,665)		5,629,561
Channel Islands 0.8%
Randgold Resources Ltd. (ADR) (b) (Cost $2,366,999)	38,000	3,415,440
China 2.8%
hiSoft Technology International Ltd. (ADR)*	193,600	2,323,200
Minth Group Ltd.	3,515,700	5,277,510
VanceInfo Technologies, Inc. (ADR)* (a)	178,200	4,524,498

(Cost $4,814,167)		12,125,208
Cyprus 0.4%
Prosafe SE (c) (Cost $2,359,211)	346,240	1,605,979
France 2.4%
Financiere Marc de Lacharriere SA	39,323	1,516,816
Flamel Technologies SA (ADR)*	535,191	3,387,759
JC Decaux SA*	145,348	3,733,278
Meetic	63,329	1,799,093

(Cost $14,777,930)		10,436,946
Germany 5.3%
Fresenius Medical Care AG & Co. KGaA	244,396	13,409,802
M.A.X. Automation AG	752,188	2,724,996
Rational AG	20,692	3,392,171
United Internet AG (Registered)	248,826	3,080,449

(Cost $8,250,191)		22,607,418
Gibraltar 0.7%
PartyGaming PLC* (Cost $2,806,636)	679,184	3,197,223
Greece 0.6%
Hellenic Exchanges SA	177,675	1,285,032
Jumbo SA	167,882	1,334,531

(Cost $5,122,607)		2,619,563
Hong Kong 7.1%
Dah Sing Banking Group Ltd.*	1,767,300	2,593,784
EVA Precision Industrial Holdings Ltd. (d)	7,722,000	3,986,510
K Wah International Holdings Ltd.	8,244,060	3,046,083
Kingboard Chemical Holdings Ltd.	953,970	4,402,939
Midland Holdings Ltd.	6,358,407	5,975,716
REXLot Holdings Ltd. (d)	45,525,000	3,926,843
Shui On Construction & Materials Ltd.	1,688,000	2,101,443
Wing Hang Bank Ltd.	419,700	4,530,653

(Cost $19,762,896)		30,563,971
India 0.4%
Magma Fincorp Ltd. (Cost $1,478,742)	194,710	1,569,261
Ireland 4.4%
C&C Group PLC (e)	340,814	1,443,429
C&C Group PLC (e)	815,840	3,459,530
ICON PLC (ADR)*	144,100	3,400,760
Norkom Group PLC*	842,024	1,272,850
Paddy Power PLC	132,043	4,797,365
Ryanair Holdings PLC*	927,586	4,646,567

(Cost $12,007,379)		19,020,501
Italy 0.6%
Prysmian SpA (Cost $2,638,843)	146,706	2,481,516
Japan 7.8%
Daiseki Co., Ltd.	136,900	2,798,373
FP Corp.	42,500	2,262,862
Internet Initiative Japan, Inc. (a)	1,067	2,950,475
Kakaku.com, Inc.	619	2,883,819
M3, Inc. (a)	731	3,308,305
MISUMI Group, Inc.	189,100	3,637,759
Nidec Corp.	67,200	6,308,143
Nippon Seiki Co., Ltd.	214,000	2,353,145
Nitori Co., Ltd.	33,000	2,845,651
Universal Entertainment Corp.*	242,000	4,266,057

(Cost $24,554,090)		33,614,589
Korea 0.7%
S&T Dynamics Co., Ltd. (Cost $2,364,610)	194,150	3,150,840
Luxembourg 0.5%
L'Occitane International SA* (Cost $1,854,446)	945,250	2,068,780
Netherlands 4.2%
Brunel International NV (a)	73,397	2,323,274
Chicago Bridge & Iron Co. NV (NY Registered Shares)* (a)	157,400	3,543,074
Koninklijke Vopak NV	117,261	4,765,341
QIAGEN NV* (a)	203,138	3,773,575
SBM Offshore NV	237,309	3,743,464

(Cost $12,646,299)		18,148,728
Singapore 1.1%
Venture Corp., Ltd. (Cost $2,740,277)	706,000	4,750,625
South Africa 0.5%
Northam Platinum Ltd. (Cost $2,348,589)	346,811	2,091,729
Spain 0.9%
Tecnicas Reunidas SA	44,456	2,303,411
Telvent GIT SA (NY Registered Shares)*	81,900	1,763,307

(Cost $4,857,161)		4,066,718
Switzerland 1.2%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)	27,889	779,082
Partners Group Holding AG	31,600	4,459,249

(Cost $3,118,396)		5,238,331
Thailand 0.6%
Kiatnakin Bank PCL (Foreign Registered) (Cost $2,468,991)	2,930,100	2,768,956
United Arab Emirates 0.8%
Lamprell PLC (Cost $2,346,803)	751,555	3,219,494
United Kingdom 9.3%
Aegis Group PLC	969,657	1,783,241
ARM Holdings PLC	1,095,498	5,641,758
Ashmore Group PLC	1,066,176	4,722,849
Babcock International Group PLC	575,929	5,006,601
Burberry Group PLC	206,203	2,722,785
Domino's Pizza UK & IRL PLC	397,686	2,553,525
ICAP PLC	318,042	2,001,212
John Wood Group PLC	460,377	2,584,026
Michael Page International PLC	617,436	3,756,228
Northgate PLC*	566,124	1,634,533
Rotork PLC	146,537	3,472,070
Serco Group PLC	480,607	4,174,188

(Cost $31,385,642)		40,053,016
United States 40.0%
Accuray, Inc.*	313,700	2,064,146
Advance Auto Parts, Inc.	58,100	3,110,093
Aecom Technology Corp.*	155,187	3,746,214
Aeropostale, Inc.*	172,025	4,890,671
Affiliated Managers Group, Inc.* (a)	32,000	2,266,560
Alpha Natural Resources, Inc.*	80,800	3,097,064
Atlas Air Worldwide Holdings, Inc.*	72,300	4,228,104
BE Aerospace, Inc.*	137,700	4,048,380
BorgWarner, Inc.*	63,200	2,771,952
Cameron International Corp.*	61,300	2,426,867
Carter's, Inc.*	139,900	3,391,176
Central European Distribution Corp.* (f)	99,200	2,586,144
Cliffs Natural Resources, Inc.	56,100	3,173,577
Darling International, Inc.*	260,900	2,128,944
Deckers Outdoor Corp.* (a)	103,200	5,251,848
Diamond Foods, Inc. (a)	112,980	5,032,129
Dresser-Rand Group, Inc.*	88,400	3,289,364
EnerNOC, Inc.* (a)	87,900	2,930,586
EXCO Resources, Inc.	134,826	1,956,325
FSI International, Inc.*	487,449	1,725,569
FTI Consulting, Inc.* (a)	124,450	4,399,307
Green Mountain Coffee Roasters, Inc.* (a)	109,350	3,366,887
Guess?, Inc.	71,000	2,534,700
Harris Corp.	75,500	3,362,015
iGATE Corp.	199,500	3,541,125
Itron, Inc.*	85,600	5,569,992
Jarden Corp.	73,200	2,119,140
Jefferies Group, Inc. (a)	182,400	4,503,456
Joy Global, Inc.	69,200	4,108,404
Lam Research Corp.*	59,100	2,493,429
Life Technologies Corp.*	95,700	4,114,143
Martin Marietta Materials, Inc. (a)	27,400	2,339,960
Merge Healthcare, Inc.*	484,857	1,570,937
Metabolix, Inc.* (a)	144,600	2,041,752
NIC, Inc.	330,100	2,449,342
Northern Oil & Gas, Inc.* (a)	169,200	2,483,856
NxStage Medical, Inc.*	347,200	5,482,288
Owens & Minor, Inc.	138,450	3,764,456
Owens-Illinois, Inc.*	83,000	2,294,950
Prosperity Bancshares, Inc. (a)	82,100	2,781,548
QLIK Technologies, Inc.*	85,400	1,227,198
Questcor Pharmaceuticals, Inc.*	278,900	3,137,625
Rovi Corp.*	74,100	3,297,450
Schawk, Inc.	96,800	1,435,544
Schweitzer-Mauduit International, Inc.	105,600	5,589,408
Stericycle, Inc.* (a)	56,500	3,559,500
SXC Health Solutions Corp.*	38,100	2,586,990
Sycamore Networks, Inc.	98,100	2,283,768
Thoratec Corp.* (a)	166,400	6,120,192
TiVo, Inc.*	206,600	1,772,628
Ultra Petroleum Corp.*	92,100	3,902,277
Urban Outfitters, Inc.* (a)	133,800	4,303,008
Vista Gold Corp.*	285,800	391,546
VIVUS, Inc.* (a)	190,200	1,076,532
Waddell & Reed Financial, Inc. "A"	86,700	2,066,061

(Cost $123,181,006)		172,187,127

Total Common Stocks (Cost $311,897,037)		421,744,122
Participatory Note 0.6%
Indonesia
PT AKR Corporindo Tbk (issuer Merrill Lynch International & Co.), Expiration Date 11/6/2014 (Cost $2,276,195)	19,235,000	2,579,414
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	119,997	47,736
Securities Lending Collateral 10.9%
Daily Assets Fund Institutional, 0.33% (g) (h) (Cost $46,903,445)	46,903,445	46,903,445
Cash Equivalents 1.4%
Central Cash Management Fund, 0.25% (g) (Cost $5,887,444)	5,887,444	5,887,444

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $366,964,121) †	110.8	477,162,161
Other Assets and Liabilities, Net	(10.8)	(46,595,299)

Net Assets	100.0	430,566,862

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $370,946,686.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $106,215,475.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $135,548,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,332,837.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $44,187,770 which is 10.3% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Africa.
(c)	Security is listed in country of domicile. Significant business activities of company are in Norway.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(f)	Security is listed in country of domicile. Significant business activities of company are in Poland.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At July 31, 2010 the DWS Global Small Cap Growth Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Participatory Note & Warrants
Industrials	96,361,092	22.7%
Consumer Discretionary	73,162,444	17.2%
Health Care	64,802,071	15.3%
Information Technology	63,163,265	14.9%
Financials	48,659,625	11.5%
Energy	30,612,127	7.2%
Materials	25,210,443	5.9%
Consumer Staples	22,400,205	5.3%
Total	424,371,272	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Warrants
Australia	$—	$5,227,409	$—	$5,227,409
Austria	—	1,749,995	—	1,749,995
Bermuda	2,572,389	—	—	2,572,389
Brazil	5,562,809	—	—	5,562,809
Canada	5,629,561	—	—	5,629,561
Channel Islands	3,415,440	—	—	3,415,440
China	6,847,698	5,277,510	—	12,125,208
Cyprus	—	1,605,979	—	1,605,979
France	3,387,759	7,049,187	—	10,436,946
Germany	—	22,607,418	—	22,607,418
Gibraltar	—	3,197,223	—	3,197,223
Greece	—	2,619,563	—	2,619,563
Hong Kong	47,736	30,563,971	—	30,611,707
India	—	1,569,261	—	1,569,261
Ireland	3,400,760	15,619,741	—	19,020,501
Italy	—	2,481,516	—	2,481,516
Japan	—	33,614,589	—	33,614,589
Korea	—	3,150,840	—	3,150,840
Luxembourg	—	2,068,780	—	2,068,780
Netherlands	3,543,074	14,605,654	—	18,148,728
Singapore	—	4,750,625	—	4,750,625
South Africa	—	2,091,729	—	2,091,729
Spain	1,763,307	2,303,411	—	4,066,718
Switzerland	—	5,238,331	—	5,238,331
Thailand	—	2,768,956	—	2,768,956
United Arab Emirates	—	3,219,494	—	3,219,494
United Kingdom	—	40,053,016	—	40,053,016
United States	172,187,127	—	—	172,187,127
Participatory Note	—	2,579,414	—	2,579,414
Short-Term Investments(i)	52,790,889	—	—	52,790,889
Total	$261,148,549	$216,013,612	$—	$477,162,161

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stock Ireland
Balance as of October 31, 2009	$0
Realized gains (loss)	(695,027)
Change in unrealized appreciation (depreciation)	695,027
Amortization premium/discount	—
Net purchases (sales)	0
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$—

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Growth Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010